Investment Strategy	Nov. 01, 2025
Principal Active High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment-grade (commonly known as "junk" or "high yield") fixed-income securities, such as bonds and bank loans. "Below investment grade" securities are rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by S&P Global Ratings. If a security has been rated by only one of the rating agencies, that rating will determine the security's rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security's quality. To select investments for the Fund, the Advisor incorporates top-down perspective (using macroeconomic and risk perspective while reviewing sectors based on their fundamental, technical, and valuations factors) followed by bottom-up perspective (using fundamental credit analysis).
The Fund invests in U.S. treasury securities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. The Fund's investments include securities of foreign issuers, including those located in developing or emerging markets. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, which as of September 30, 2025 was 2.74 years. The Fund is not managed to a particular maturity.
The Fund invests in derivatives, including currency swaps, credit default swaps, and credit index futures for hedging purposes and to manage fixed-income exposure in an effort to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment-grade (commonly known as "junk" or "high yield") fixed-income securities, such as bonds and bank loans.
Principal Capital Appreciation Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Although there is no restriction on the size of the companies in which the Fund invests, most of the Fund's investments typically include companies with a market capitalization range over $10 billion at the time of purchase. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.

Principal Focused Blue Chip ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the S&P 500® Index (as of September 30, 2025, this was between approximately $6.5 billion and $4.6 trillion). Blue chip companies are firms that, in PGI’s view, typically display some or all of the following characteristics: (1) large, well established, and financial sound companies; (2) considered market leaders or among the top three companies in their sector. The Fund tends to focus on securities of companies that show potential for growth of capital and an expectation for above-average earnings. In selecting securities for the Fund's portfolio, PGI uses a bottom-up, fundamental process, focusing on, among other things, competitive position, company management and culture, free cash flow, and risk. The Fund invests in securities of foreign companies. The Fund also invests in the securities of companies that are in the financials and information technology sectors.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund. The Fund's portfolio is expected to have a limited number of holdings (e.g., ranging from as few as twenty to as many as thirty holdings).
Note: "S&P 500® Index" is a trademark of Standard & Poor's Financial Services LLC and has been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's Financial Services LLC, and Standard & Poor's Financial Services LLC makes no representation regarding the advisability of investing in the Fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the S&P 500® Index (as of September 30, 2025, this was between approximately $6.5 billion and $4.6 trillion). Blue chip companies are firms that, in PGI’s view, typically display some or all of the following characteristics: (1) large, well established, and financial sound companies; (2) considered market leaders or among the top three companies in their sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company.
Principal International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Principal Investment Grade Corporate Active ETF Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade corporate bonds and other fixed-income securities. "Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). If a security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
The fixed-income securities in which the Fund invests include foreign securities, corporate securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and securities issued or guaranteed by foreign governments payable in U.S. dollars. The portfolio is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +/- 10% of the duration of the Bloomberg U.S. Corporate Investment Grade Bond Index, which as of September 30, 2025 was 6.81 years. The Fund actively trades securities.
The Fund invests in derivatives, including treasury futures for hedging or to otherwise manage fixed-income exposure, as well as credit default swaps and credit index futures, including buying and selling on individual securities and/or baskets of securities, to efficiently manage exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade corporate bonds and other fixed-income securities.
Principal Quality ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Growth Index that exhibit growth characteristics, including higher quality, growth potential, and pricing power. "Higher quality" means securities that PGI believes possess higher quality characteristics relative to their peers, measured by profitability, earnings quality, balance sheet strength, and solvency. "Pricing power" refers to the extent to which a company can raise the prices of its products without reducing the demand for them. As of September 30, 2025, the market capitalization range of the companies in the S&P 500 Growth Index was between approximately $9.5 billion and $4.6 trillion.
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
Note:    "Standard & Poor's 500" and "S&P 500®" are trademarks of Standard & Poor's Financial Services LLC and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's Financial Services LLC, and Standard & Poor's Financial Services LLC makes no representation regarding the advisability of investing in the Fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Growth Index that exhibit growth characteristics, including higher quality, growth potential, and pricing power.
Principal Real Estate Active Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry. A real estate company has at least 50% of its assets, income, or profits derived from investments, products, or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and non-REITs.
REITs are pooled investment vehicles that invest in income-producing real estate, real estate-related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The investment process relies on the professional judgment of the team’s portfolio managers and analysts to carry out a fundamental-based approach to source ideas in a bottom-up fashion. The analysts assess each potential company across multiple categories, including, among others, market outlook, business outlook, management skill and experience, capital structure, and income durability. Portfolio managers will consider this fundamental quality assessment, relative valuation, and recognition catalysts when selecting securities and constructing the Fund’s portfolio.
The Fund invests primarily in equity securities of U.S. and non-U.S.companies, including those of small companies. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry.
Principal Spectrum Preferred and Income ETF (formerly, Principal Spectrum Tax-Advantaged Dividend Active ETF)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities and other income-producing securities. Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt but has "preference" over common stock in the payment of distributions and liquidation of a company's assets. The preferred securities in which the Fund invests include, but are not limited to, preferred stock, certain depositary receipts, and various types of junior subordinated debt. The Fund also invests in other income-producing securities that include securities that have a stated coupon rate which expects to pay interest or dividends. The Fund invests in income-producing securities, including but not limited to contingent convertible securities (“Cocos”) and other types of capital securities. Cocos are hybrid debt securities typically issued by non-US banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.
The Fund invests in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” ("QDI"). However, the Fund also invests in securities that are not eligible for such treatment.
The Fund invests in investment-grade securities and in below-investment-grade securities (sometimes called "high yield" or "junk"). The Fund is not managed to a particular maturity or duration. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the financial services sector.
The Fund also invests in derivative instruments, such as futures and options, for hedging and for income generation purposes. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities and other income-producing securities.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the financial services sector. The Fund also invests in derivative instruments, such as futures and options, for hedging and for income generation purposes. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Principal Spectrum Preferred Securities Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). In particular, the Fund focuses on preferred securities known as “$1,000 par preferred securities,” which are issued in large, institutional lot sizes, typically by U.S. and non-U.S. financial services companies (i.e., banking, insurance, and commercial finance companies) and other corporations. Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt, but may have "preference" over common stock in the payment of distributions and the liquidation of a company's assets. The Fund may invest its assets in below-investment-grade preferred securities (sometimes called "high yield" or "junk"), which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody’s") and BB+ or lower by Standard & Poor’s Rating Service ("S&P"). If a security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the financial services sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the financial services sector.
Principal U.S. Mega-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with very large ("mega") market capitalizations at the time of purchase. For this Fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index at the time of purchase. As of September 30, 2025, the market capitalization range of the companies in the S&P 500 Index was between approximately $6.5 billion and $4.6 trillion, and the market capitalization range of companies with mega capitalizations in the S&P 500 Index was between approximately $149.6 billion and $4.6 trillion.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify equity securities of companies in the S&P 500 Index that have the largest market capitalizations, while typically applying higher weight to securities that PGI ranks higher on financial strength measures, including but not limited to a company’s balance sheet and its ability to meet short and long term debt obligations, cash flow, and pricing power. "Pricing power" refers to the extent to which a company can raise the prices of its products without reducing the demand for them. The Fund invests in equity securities of different styles (growth or value).
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of Standard & Poor's Financial Services LLC and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's Financial Services LLC, and Standard & Poor's Financial Services LLC makes no representation regarding the advisability of investing in the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with very large ("mega") market capitalizations at the time of purchase.
Principal U.S. Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index. As of September 30, 2025, the market capitalization range of the companies in the Russell 2000 Index was between approximately $22.4 million to $25.0 billion.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify and rank equity securities (including growth and value stock) of small-capitalization companies in the Russell 2000 Index that PGI believes display (i) value characteristics (companies with low share prices relative to their fundamental value), (ii) higher quality (companies that possess higher quality characteristics relative to their peers, measured by profitability, earnings quality, balance sheet strength, and solvency), and (iii) higher momentum (companies that have share prices and earnings that are trending up). In weighting securities, the model first weights the preceding three characteristics approximately equally and then seeks to assign greater weight to securities that PGI determines are more liquid (meaning the securities that would be the easiest to trade without significantly impacting their value based on recent average trading volumes) and less volatile (meaning the share price of the security has a lower degree of fluctuation over time).
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
Note:    "Russell 2000" is a trademark of FTSE Russell Company and has been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by FTSE Russell Company, and FTSE Russell Company makes no representation regarding the advisability of investing in the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations.
Principal Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of value companies. For this Fund, value companies are those (i) with market capitalizations within the range of companies comprising the S&P 500 Index (as of September 30, 2025, this range was between $6.5 billion and $4.6 trillion) and (ii) included within the S&P 500 Value Index. Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index that exhibit higher degrees of shareholder yield (meaning how much money a company distributes to shareholders through dividends and share repurchases).
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
Note:    "Standard & Poor's 500" and "S&P 500®" are trademarks of Standard & Poor's Financial Services LLC and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's Financial Services LLC, and Standard & Poor's Financial Services LLC makes no representation regarding the advisability of investing in the Fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of value companies. For this Fund, value companies are those (i) with market capitalizations within the range of companies comprising the S&P 500 Index (as of September 30, 2025, this range was between $6.5 billion and $4.6 trillion) and (ii) included within the S&P 500 Value Index.